NATURE OF OPERATIONS AND SUMMARY OF ACCOUNTING POLICIES (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Net sales	$ 28,751	$ 28,107	$ 57,805	$ 28,107	$ 536,616	$ 3,783
Customer A | Customer concentration risk
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Net sales			180,367	394,016	1,235,203	582,973
Accounts receivable	$ 1,143,557	$ 831,810	$ 1,143,557	$ 831,810	1,263,833	561,978
Customer B | Customer concentration risk
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Net sales					279,405
Accounts receivable					$ 237,980
Customer C | Customer concentration risk
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Net sales						371,043
Accounts receivable						0
Customer D | Customer concentration risk
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Net sales						365,815
Accounts receivable						224,203
Customer E | Customer concentration risk
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Net sales						186,266
Accounts receivable						$ 0